Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other payables [Abstract]
Trade and Other Payables
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$'000	US$'000

Current liabilities
Trade payables	13,230	545
Other payables	197	99
Advance payment in relation to share-based payments	-	183
Accrued expenses	5,386	291

	18,813	1,118